Material Accounting Policies	7 Months Ended
Aug. 07, 2023
Boa Vista Servios S.A [Member]
Disclosure Of Material Accounting Policies [Line Items]
Material Accounting Policies
5	Material accounting policies

5.1	Revenue recognition
The Group generates revenue through two revenue streams: i) decision services and ii) recovery services. The Group determines revenue recognition through the following steps:

•	identification of a contract with a customer;

•	identification of the performance obligation(s) in the contract;

•	determination of the transaction price;

•	allocation of the transaction price to the performance obligation(s) in the contract and;

•	recognition of revenue when or as the performance obligation(s) are satisfied.
At contract inception, the Group assesses the services promised within each contract, determines which goods or services are performance obligations, and assesses whether each promised service is distinct. The Group then recognizes as revenue the amount of the transaction price that is allocated to the respective performance obligation when, or as that performance obligation is satisfied.

5.1.1	Revenue from decision services
Decision services revenue is derived from subscription arrangements to the Group’s platform, a comprehensive database with features to support customers with assessment and decision-making related to their customers credit risk.
The following is a summary of the decision services available as a feature in the Group’s platform through subscriptions:

•	Risk analytics - solutions based on statistical models to help companies to make more assertive and efficient business decisions.

•	Legacy data report - reports with recording, demographic and restrictive data.

•	Marketing services - intelligence to identify customers with the most adequate profile for its target.

•	Anti-fraud solutions – security solution for virtual stores, fintechs and payments processing industry by combating fraud in digital transactions.
Subscriptions (i.e., monthly and annually) are generally determined to have one distinct performance obligation, which is access to the Group’s platform and its features, and are recognized over time, ratably, over the subscription term, as the performance obligation is satisfied. In addition, the renewal of the monthly subscription is automatic and can be canceled at any time. The renewal of the annual subscription is not automatic, and customers who terminate their subscription earlier than the contracted period pay a penalty fee of 30% of the amount to be paid by the end of the contract.

Prepayments
In some cases, the customer prepays its annual subscription. When the customer makes a prepayment, a contract liability is recognized in the amount of such prepayment with an obligation for provision of commercial credit reporting and scoring to the customer. The realization of the contract liability and recognition of revenue occurs as the customer receives and has access to the contracted features. For prepaid contract amounts, the unused balance is recognized when there is no more right of consumption by the customer.

5.1.2	Revenue from recovery services
Recovery services revenue is derived from solutions to support customers in recovering debts.
The following is a summary of the recovery services provided by the Group:

•	Digital solutions - Solutions for the management of creditor’s defaulting portfolios and for sending formal communications to debtors via digital vehicles, such as SMS and e-mail.

•	Printed solutions - Submission of printed collection letter to debtors and reports with consumers’ debt history.
The Group uses its digital solutions and analysis techniques to define processes and communication flows for each customer, increasing the effectiveness of the credit recovery process (i.e., notifying the debtor and, in case of continued
non-payment,
making such information public).
Recovery services arrangements are determined to have one performance obligation, which are either the digital or the printed solutions, and are recognized over time, ratably over the contract terms as the performance obligation is satisfied based on the volume of notifications sent by month. Each notification sent to debtors corresponds to a separate
service provided and is considered in the volume of notifications sent at the price contracted by the customer. The Group monitors provided recovery services by customer and issues the invoice 30 days after the service is rendered.

5.2	Financial instruments
Recognition and initial measurement
Trade receivables and debt securities issued are initially recognized on the date that they were originated. All other financial assets and liabilities are initially recognized
when the Group becomes a party to the contractual provisions of the instrument.
A financial asset (unless it is an account receivable without a material financing component) or a financial liability is initially measured at fair value, plus, for an item not measured at FVTPL (fair value through profit or loss), transaction costs that are directly attributable to its acquisition or issuance. Accounts receivable without a significant financing component are initially measured at the price of the
transaction.

(i)	Classification and subsequent measurement
Financial assets
At initial recognition, a financial asset is classified as measured: at amortized cost or at FVTPL.
A financial asset is classified and measured at amortized cost or fair value through other comprehensive income only if it generates cash flows related “solely to payments of principal and interest” on the principal amount outstanding. This assessment is carried out at the instrument level.
Financial assets with cash flows that are not solely principal and interest payments are classified and measured at fair value through profit or loss, regardless of the business model adopted.
The Group’s business model for managing financial assets refers to how it manages its financial assets to generate cash flows. The business model determines whether cash flows will result from the collection of contractual cash flows, the sale of financial assets, or both. Financial assets classified and measured at amortized cost are maintained in the business plan with the objective of maintaining financial assets in order to obtain contractual cash flows, whereas financial assets classified and measured at fair value through other comprehensive income are maintained in the business model with the objective of obtaining contractual cash flows and also for the purpose of sale.
The Group makes an assessment of the objective of the business model in which a financial asset is held at the portfolio level, since this best reflects the way, the business is managed and information is provided to management.
The information considered includes:
Whether management’s strategy focuses on earning contractual interest income, maintaining a particular interest rate profile, matching the duration of financial assets to the duration of any related liabilities or expected cash outflows, or realizing cash flows through the sale of the assets.
How the performance of the portfolio is evaluated and reported to the Group’s management.
Risks that affect the performance of the business model and the manner in which those risks are managed; and
Financial assets managed and whose performance is evaluated based on fair value are measured at FVTPL.
Financial assets at FVTPL
These assets are subsequently measured at fair value. Net income, including interest, is recognized in profit or loss.

Financial assets at amortized cost
These assets are subsequently measured at amortized cost using the effective interest rate method. Amortized cost is reduced for impairment losses. Interest revenue, foreign exchange gains and losses, and impairment losses are recognized in profit or loss. Any gain or loss on derecognition is recognized in profit or loss.
All financial assets not classified as measured at amortized cost, as described above, are classified at FVTPL. This includes cash and cash equivalents, and derivatives (see Note 30).
Upon initial recognition, the Group may irrevocably designate a financial asset that otherwise meets the requirements to be measured at amortized cost or at FVTPL if this would significantly eliminate or reduce an accounting mismatch that would otherwise arise.
Financial liabilities - classification, subsequent measurement and gains and losses
Financial liabilities are recognized initially at their fair value and subsequently measured at amortized cost using the effective interest method. Interest expense, and foreign exchange gains and losses are recognized in profit or loss. Any gain or loss on derecognition is also recognized in profit or loss.

(ii)	Derecognition
Financial assets
The Group derecognizes a financial asset when the contractual rights to the cash flows expire, or when the Group transfers
to the cash flows the contractual rights to receive, in a transaction in which substantially all risks and benefits of owning the financial
asset are transferred or in which the Group neither substantially transfers nor maintains all risks and benefits of owning the financial asset and it does not retain control over the financial asset.
Financial liabilities
The Group derecognizes a financial liability when its contractual obligations are discharged or canceled or expires. The Group also derecognizes a financial liability when terms are modified, and the cash flows of the modified liability are substantially different, in which case a new financial liability based on the modified terms is recognized at fair value.
On derecognition of a financial liability, the difference between the carrying amount and the consideration paid (including any non-cash
assets transferred or assumed liabilities) is recognized in profit or loss.

5.3	Impairment

(i)	Non-derivative financial assets
Financial instruments and contract assets
The Group recognizes provisions for expected credit losses on financial assets measured at amortized cost under the simplified approach.
When estimating expected credit losses, the Group considers reasonable and supportable information that is relevant and available. This includes quantitative and qualitative information and analysis, based on the Group’s historical experience, credit assessment, and also considers forward-looking information.
The Group uses an allowance calculation matrix to calculate the expected credit loss for accounts receivable. The allowance matrix is based on the historical loss percentages observed over the expected life of the receivables and is adjusted for specific customers, according to the score (percentage from an internally produced statistical calculation that considers future estimates and qualitative factors such as the financial capacity of debtor – “Low Score”). These qualitative factors are monitored monthly by the Group’s treasury department. Historical loss percentages and scores are reviewed whenever any significant event occurs, with indications that there may be a significant change in these percentages.
For customers in default with high probability of recovery the company applies the historical recovery percentages in order to calculate the allowance for these particular customers. For customers in default
for more than 90 days or with low probability of recovery the Group applies the percentage determined in the Low Score as described in the previous paragraph.
Provision for losses for financial assets measured at amortized cost are deducted from the gross carrying amount of the assets.
The gross carrying amount of a financial asset is written off when the Group has no reasonable expectation of recovering the financial asset in full or in part. The Group does not expect any significant recovery of amounts written off. However, financial assets written off may still be subject to credit collection, in compliance with procedures of the Group for the recovery of the amounts due.

5.4	Employee benefits

(i)	Short-term employee benefits
Obligations for short-term employee benefits are recognized as personnel expenses as the related service is provided. Prepaid contributions are recognized as an asset to the extent that a cash refund or a reduction in future payments is available.
The Company offers to its employees a defined-contribution pension plan, called Boa Vista Prev., managed by Bradesco Vida e Previdência, whose monthly contributions are made in part by the employees and part by the Company. The plan was implemented on November 1, 2011 and modified in 2015.

(ii)	Share-based payment plans
The fair value of share-based payments is calculated on the grant date, and recognized as personnel expenses, with a corresponding increase in shareholders’ equity, over the period when employees become unconditionally entitled to the awards.
The amount recognized as an expense is adjusted to reflect the actual number of awards for which the related service and performance conditions will be met, so that the amount ultimately recognized as an expense is based on the number of awards meeting the services and performance conditions on vesting date.

5.5	Intangible assets
They correspond to the acquired rights related to intangible assets and are comprised as following:
Intangible assets acquired separately
Separately acquired intangible assets with a defined useful life are recorded at cost, less accumulated amortization and impairment losses. Amortization is recognized on a straight-line basis, according to the estimated useful lives of the assets. The estimated useful lives and the amortization method are reviewed annually, and the effects of any changes in estimates are recorded prospectively.
Intangible assets with indefinite useful lives are not amortized, but are tested annually for impairment, individually or in the level of the Cash Generating Unit (CGU).

a.	Database
Intangible assets include expenditures for databases, mainly from registry offices, to create products offered by the Group to its customers. These assets are amortized under the straight-line method, whose useful life is based on legal period for the disclosure of such information, of five years.

b.	Trademarks
Separately acquired trademarks are stated at historical cost. Trademarks acquired in a business combination are recognized at fair value on the acquisition date and are not amortized over time.

c.	Software
Refers to licenses acquired for computer programs that are capitalized based
on costs incurred and amortized over their useful life. Expenditures associated with software development or maintenance are recognized as expenses when incurred.
Software acquired in a business combination is recognized at fair value on the acquisition date and its respective amortization is carried out in accordance with the estimated useful life of the intangible asset.

d.	Relationship with customers acquired in business combination
Relates to relationships with customers acquired in business combination representing important access to a specific market for any market participant as well as a barrier to competitors.

e.	Non-compete agreement
It refers to a
non-compete
agreement involving the key personnel integrated into the Group in the context of the acquired businesses. They are recognized at fair value on the acquisition date and their respective amortization is carried out in accordance with the estimated useful life of the intangible asset.
Amortization
Amortization is calculated using the straight-line method based on the estimated useful lives of each asset. Amortization is recognized in profit or loss.
Estimated useful lives are as follows:

Useful life - years
Database	5
Software	5 to 8
Relationship with customers acquired in business combination	17
Non-compete agreement	15
Amortization methods, useful lives and residual values are reviewed at each reporting date and adjusted if appropriate.
Product development costs
Expenditures with internal projects related to the structuring and development of products. They are classified as “Internally developed products” when the product is ready for sale. However, products that are still under development are classified as “Intangible assets in progress”.
Directly attributable expenses with the development of projects linked to technological innovations are capitalized when all of the following aspects are met:

•	Technical feasibility can be demonstrated to complete the asset in such a way that it is made available for use;

•	The Group has the intention and ability to complete the intangible asset and use it;

•	It is possible to demonstrate how the intangible asset will generate future economic benefits;

•	The Group has the ability to reliably measure the expenditures attributable to the intangible asset during its development.

•	The Group can demonstrate the availability of adequate technical, financial and other resources to complete the development.
Capitalized expenditures, when the aforementioned criteria are met, include labor costs that are directly attributable to the preparation of this asset. Development activities involve a plan or project aimed at producing new products and/or improvements.

Following initial recognition, the asset is carried at cost less any accumulated amortization and any impairment losses. Amortization begins when development is completed and the asset is available for use for the period of the future economic benefits.
The useful life of development assets reflects the period of financial return of each project, which is estimated between two and five years. During the development period, the recoverable value of the asset is tested annually.

5.6	Impairment of Non-financial assets
On each reporting date, the Group reviews the carrying amounts of its non-financial
assets to
determine
whether there is any indication of impairment. If any such indication exists, then the asset’s recoverable amount is estimated. Goodwill is tested annually for impairment.
For impairment testing, assets are grouped together into the smallest group of assets that generates cash inflows from continuing use that are largely independent of the cash inflows of other assets or CGUs. Goodwill and intangible assets with indefinite useful life arising from a business combination are allocated to CGUs or groups of CGUs that are expected to benefit from the synergies of the combination.
The recoverable amount of an asset or CGU is the greater of its value in use and its fair value less costs of disposal.
Value-in-use
is based on the estimated future cash flows, discounted to their fair value using a pre-tax
discount rate that reflects current market assessments of the time value of money and the risks specific to the asset or CGU.
An impairment loss is recognized if the carrying amount of an asset or CGU exceeds its recoverable amount.
Impairment losses are recognized in profit or loss. They are allocated first to reduce the carrying amount of any goodwill allocated to the CGU, and then to reduce the carrying amounts of the other assets in the CGU on a pro rata basis.
An impairment loss in respect of goodwill is not reversed. For other assets, an impairment loss is reversed only to the extent that the asset’s carrying amount does not exceed the carrying amount that would have been determined, net of depreciation
or amortization, if no impairment loss had been recognized.

5.7	Cash and cash equivalents
For the purposes of the statement of cash flows, includes cash and cash equivalents that are represented by cash, with maturities of 90 days or less at time of acquisition, which are readily convertible into known amounts of cash and are subject to immaterial risk of change in fair value.

5.8	Interest in joint venture
A joint venture is a type of joint arrangement whereby the parties that have joint control of the arrangement have rights to the net assets of the joint venture. Joint control is the contractually agreed sharing of control of an arrangement, which exists only when
decisions about the relevant activities require the unanimous consent of the parties sharing control.

The aggregate of the Group’s share of profit or loss of a joint venture is shown on the face of the consolidated statement of profit or loss and other comprehensive income outside operating profit.
Interests in joint ventures are accounted for using the equity method, after initially being recognised at cost in the consolidated statement of financial position.
Under the equity method of accounting, the investments are initially recognized at cost and adjusted thereafter to recognize the Group’s share of the post-acquisition profits or losses of the investee in profit or loss, and the Group’s share of movements in other comprehensive income of the investee in other comprehensive income. Dividends received or receivable from joint ventures are recognized as a reduction in the carrying amount of the investment. Where the Group’s share of losses in an equity-accounted investment equals or exceeds its interest in the entity, including any other unsecured long-term receivables, the Group does not recognize further losses, unless it has incurred obligations or made payments on behalf of the other entity.
Unrealized gains on transactions between the Group and its joint venture are eliminated to the extent of the Group’s interest in these entities. Unrealized losses are also eliminated unless the transaction provides evidence of an impairment of the asset transferred. Accounting policies of equity-accounted investees have been changed where necessary to ensure consistency with the policies adopted by the Group.

5.9	Business combination and goodwill
The Group uses the acquisition method to account for business combinations. The cost of an acquisition is measured as the sum of the consideration transferred, which is measured at the acquisition-date fair value. Costs directly attributable to the acquisition are expensed as incurred.
When acquiring a business, the Group evaluates the financial assets acquired and liabilities assumed to classify them according to the contractual terms, the economic circumstances and the applicable conditions on the date of acquisition.
Goodwill corresponds to the value paid in excess of the carrying amount of investments acquired at fair value, resulting from the expectation of future profitability and supported by economic and financial studies that were the basis for the purchase price of the business. Goodwill is measured at cost, less accumulated impairment losses. It is tested for impairment annually, or more frequently if there is indication that the Cash-Generating Unit may be impaired.
Goodwill arising on acquisition of subsidiaries is recognized in intangible assets.

5.10	Provision for tax, civil and labor risks
Provisions for tax, civil and labor risks are recognized for present obligations (legal or deemed) resulting from past events, in which it is possible to estimate the amounts reliably and whose settlement is likely. Provisions are monetarily restated up to the end of the reporting period to cover losses, based on the nature of the risk and the Group’s assessment of probable outflow of resources embodying economic benefits required to settle such obligations.

The amount recognized as a provision is the best estimate of the considerations required to settle the obligation at the end of each year, considering the risks and uncertainties related to the obligation.
The probability of loss for labor and tax contingencies includes the assessment of available evidence, the hierarchy of laws, the available jurisprudence, the most recent court decisions and their relevance in the legal system, as well as the assessment of the Group’s internal and external lawyers. In the case of civil contingencies, the provision is made according to the number of active lawsuits regardless of their likelihood of loss, multiplied by the historical average loss value of the lawsuits.
A contingent liability recognized in a business combination is initially measured at fair value. After initial recognition and until the liability is settled, cancelled or expires, it is measured by the higher of the value that would be recognized in accordance with the requirements of provisions above or the amount initially recognized less, if appropriate, the cumulative amount of income recognized for according to revenue recognition requirements.

5.11	Income tax and social contribution
The income tax and social contribution expense represents the sum of the current and deferred taxes.
The income tax and social contribution amounts, both current and deferred, are calculated based on the rates of 15% plus a surcharge of 10% on taxable income in excess of R$240 (R$20 per month) for income tax and 9% on taxable income for social contribution on net income, and consider the offsetting of tax losses, limited to 30% of the taxable income for the year.
Current and deferred taxes are recognized in profit or loss, except to the extent that it relates to items recognized in other comprehensive income or directly in equity (i.e. share issuance costs).

(i)	Current income tax and social contribution
Current tax expense is the tax payable or receivable on the taxable income or loss for the year and any adjustments to taxes payable in relation to prior years. The amount of current taxes payable or receivable is recognized in the
statement of financial position as a tax asset or liability under the best estimate of the expected amount of taxes to be paid or received reflecting the uncertainties related to its calculation, if any. It is measured based on tax rates enacted at the reporting date. Current tax assets and liabilities are offset only if certain criteria are met.

(ii)	Deferred income tax and social contribution
Deferred tax assets and liabilities are recognized in relation to the temporary differences between the book values of assets and liabilities for consolidated financial statement purposes and the related amounts used for taxation purposes. The changes in deferred tax assets and liabilities for the year are recognized as deferred income tax and social contribution expense. Deferred tax is not recognized for temporary differences on the initial recognition of assets and liabilities in a transaction that is not a business combination, and that does not affect the taxable or accounting profit or loss; and taxable temporary differences arising from the initial recognition of goodwill
.

A deferred tax asset is recognized in relation to the unused tax losses and deductible temporary differences to the extent that it is probable that future taxable income will be available to be used to offset such amounts. Future taxable income is determined based on the reversal of relevant taxable temporary differences. If the amount of the taxable temporary differences is insufficient to fully recognize a deferred tax asset, the future taxable income, adjusted for reversals of the existing temporary differences, is considered, based on the Group’s business plans.
Deferred tax assets are reviewed at each reporting date and reduced when their realization is no longer probable.
Deferred tax assets and liabilities are measured at tax rates expected to be applied to temporary differences when they are reversed, based on rates enacted up to reporting date.
The measurement of deferred tax assets and liabilities reflects the tax consequences of how the Group expects to recover or settle its assets or liabilities.
Deferred tax assets and liabilities are offset only if (a) the Group has a legal right to offset current tax assets against current tax liabilities; and (b) the deferred tax assets and liabilities are related to income taxes levied by the same tax authority.

5.12	Dividends and interest on net equity (“INE”)
The proposal for distribution of dividends made by the Group’s management that is within the portion equivalent to the minimum mandatory dividends is recorded in current liabilities, as “Dividends payable”, since it is considered a legal obligation established in the Group’s bylaws.
Shareholders are entitled to minimum mandatory dividends of 25% of the net income for each year, adjusted in accordance with the legislation in force. The distribution of dividends and interest on net equity to the Group’s shareholders is recognized as a liability payable of the Group at the end of the year, based on the Group’s bylaws. Any amount above the minimum mandatory is only provisioned on the date that it is approved by the shareholders, at the General Meeting.

5.13	Property and equipment
Property and equipment is stated at historical acquisition cost, net of accumulated depreciation and impairment losses. Depreciation begins when the assets are ready for their intended use.
Depreciation is calculated to reduce the cost of items of property and equipment, net of their estimated residual values, using the straight-line method based on the estimated useful lives of such items.
Depreciation is recognized in profit or loss. Leased assets are depreciated over the shorter of the estimated useful life of the asset and the contractual term, unless it is certain that the Group will become the owner of the asset at the end of the lease term.

The estimated useful lives of the property and equipment are as follows:

Useful life - years
Leasehold improvements	10
Machinery and equipment	10
Facilities	10
Furniture and fixtures	10
IT equipment	5
Right of use of real estate	10
An item of property and equipment is derecognized after disposal or when no future economic benefits are expected to arise from the continued use of the asset. Any gain or loss arising on the disposal of an item of property and equipment is determined as the difference between the sales proceeds and the carrying amount of the asset and is recognized in profit or loss.

5.14	Assets held for sale
Assets, or disposal groups comprising assets and liabilities, are classified as held-for
sale if it is highly probable that they will be recovered primarily through sale rather than through continuing use.
Such assets, or disposal groups, are generally measured at the lower of their carrying amount and fair value less costs to disposal.
Any impairment loss on a disposal group is allocated first to goodwill, and then to the remaining assets and liabilities on a pro rata basis, except that no loss is allocated to inventories, financial assets, deferred tax assets, employee benefit assets, investment property or biological assets, which continue to be measured in accordance with the Group’s other accounting policies.
Impairment losses on initial classification as
held-for-sale
and subsequent gains and losses on remeasurement are recognized in profit or loss.
Once classified as
held-for-sale,
intangible assets and property, plant and equipment are no longer amortized or depreciated.

5.15	New standards, amendments and interpretations to standards issued but not yet effective
A number of new accounting standards are effective for
annual
periods beginning after January 1, 2024 and earlier application is permitted. However, the Group has not early adopted the following new or amended accounting standards in preparing these consolidated financial statements. There is no expected impact on the Group’s consolidated financial statements.
A. Classification of Liabilities as Current or
Non-Current
and
Non-Current
Liabilities with Covenants (Amendments to IAS 1)
The amendments, as issued in 2020 and 2022, aim to clarify the requirements on determining whether a liability is current or non-current,
and require new disclosures for
non-current
liabilities that are subject to future covenants. The
amendments
apply for annual reporting periods beginning on or after January 1, 2024.

B. Other accounting standards
The following new and amended accounting standards are not expected to have a significant impact on the Group’s consolidated financial statements.

•	Supplier Finance Arrangements (Amendments to IAS 7 and IFRS 7)

•	Lease liability in a Sale and Leaseback (Amendments to IFRS 16)

•	Lack of Exchangeability (Amendments to IAS 21)

•	Sale or Contribution of Assets between an investor and its Associate or Joint Venture (Amendments to IFRS 10 and IAS 28)

5.16	New standards and Amendments
There are a number of new or amended standards are mandatorily effective for an accounting period that began after January 1, 2023. Their adoption has not had any impact on the disclosures or on the amounts reported in these consolidated financial statements.
A. Disclosure of accounting policies – Amendment to IAS 1 and IFRS Practice Statement 2
The IASB amended IAS 1 Presentation of Financial Statements to require entities to disclose their material rather than their significant accounting policies. The amendments define what is ‘material accounting policy information’ (being information that, when considered together with other information included in an entity’s financial statements, can reasonably be expected to influence decisions that the primary users of general purpose financial statements make on the basis of those financial statements) and explain how to identify when accounting policy information is material. They further clarify that immaterial accounting policy information does not need to be disclosed. If it is disclosed, it should not obscure material accounting information.
To support this amendment, the IASB also amended IFRS Practice Statement 2 Making Materiality Judgements to provide guidance on how to apply the concept of materiality to accounting policy disclosures.
B. Definition of Accounting Estimates – Amendments to IAS 8
The amendment to IAS 8 Accounting Policies, Changes in Accounting Estimates and Errors clarifies how companies should distinguish changes in accounting policies from changes in accounting estimates. The distinction is important, because changes in accounting estimates are applied prospectively to future transactions and other future events, whereas changes in accounting policies are generally applied retrospectively to past transactions and other past events as well as the current period.
C. Deferred Tax related to Assets and Liabilities arising from a Single Transaction – Amendments to IAS 12
The amendments to IAS 12 Income Taxes require companies to recognize deferred tax on transactions that, on initial recognition, give rise to equal amounts of taxable and deductible temporary differences, and will require the recognition of additional deferred tax assets and liabilities.

The amendment should be applied to transactions that occur on or after the beginning of the earliest comparative period presented. In addition, entities should recognise deferred tax assets (to the extent that it is probable that they can be utilised) and deferred tax liabilities at the beginning of the earliest comparative period for all deductible and taxable temporary differences associated with:

•	right-of-use assets and lease liabilities, and

•	decommissioning, restoration and similar liabilities, and the corresponding amounts recognised as part of the cost of the related assets.
The cumulative effect of recognising these adjustments is recognised in the opening balance of retained earnings, or another component of equity, as appropriate.
IAS 12 did not previously address how to account for the tax effects of on balance sheet leases and similar transactions and various approaches were considered acceptable. Some entities may have already accounted for such transactions consistent with the new requirements. These entities will not be affected by the amendments.
D. OECD Pillar Two Rules
In December 2021, the Organisation for Economic
Co-operation
and Development (OECD) released the Pillar Two model rules (the Global AntiBase Erosion Proposal, or ‘GloBE’) to reform international corporate taxation. Large multinational enterprises within the scope of the rules are required to calculate their GloBE effective tax rate for each jurisdiction where they operate. They will be liable to pay a top-up
tax for the difference between their GloBE effective tax rate per jurisdiction and the 15% minimum rate.
In May 2023, the IASB made narrow-scope amendments to IAS 12 which provide a temporary relief from the requirement to recognise and disclose deferred taxes arising from enacted or substantively enacted tax law that implements the Pillar Two model rules, including tax law that implements qualified domestic minimum top-up
taxes described in those rules.
The amendments also require affected companies to disclose:

•	the fact that they have applied the exception to recognising and disclosing information about deferred tax assets and liabilities related to Pillar Two income taxes

•	their current tax expense (if any) related to the Pillar Two income taxes, and

•
during the period between the legislation being enacted or substantially enacted
and the
legislation
becoming effective, known or reasonably estimable information that would help users of financial statements to understand an entity’s exposure to Pillar Two income taxes arising from that legislation. If this information is not known or reasonably estimable, entities are instead required to disclose a statement to that effect and information about their progress in assessing the exposure.

E. IFRS 17 Insurance Contracts
IFRS 17 outlines a general model, which is modified for insurance contracts with direct participation features, described as the variable fee approach. The general model is simplified if certain criteria are met by measuring the liability for remaining coverage using the premium allocation approach.
The general model uses current assumptions to estimate the amount, timing and uncertainty of future cash flows and it explicitly measures the cost of that uncertainty. It takes into account market interest rates and the impact of policyholders’ options and guarantees.
The Group does not have any contracts that meet the definition of an insurance contract under IFRS 17.